Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating expenses:
Research and development	$ 4,112	$ 5,111	$ 8,916	$ 9,004
General and administrative	2,147	1,915	3,742	3,197
Total operating expenses	6,259	7,026	12,658	12,201
Operating loss	(6,259)	(7,026)	(12,658)	(12,201)
Finance income	1,539	33	2,058	1,005
Finance expenses	(225)	(495)	(383)	(792)
Net loss before tax	(4,945)	(7,488)	(10,983)	(11,988)
Income tax benefit	177	669	424	1,076
Net loss for the period	(4,768)	(6,819)	(10,559)	(10,912)
Net loss attributable to shareholders of Evaxion Biotech A/S	(4,768)	(6,819)	(10,559)	(10,912)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(11)	(57)	7	(28)
Tax on other comprehensive income		6
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Exchange differences on currency translation to presentation currency	(1,592)	474	(2,212)	(284)
Other comprehensive income/(loss) for the period, net of tax	(1,603)	423	(2,205)	(312)
Total comprehensive loss	(6,371)	(6,396)	(12,764)	(11,224)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (6,371)	$ (6,396)	$ (12,764)	$ (11,224)
Loss per share - basic (in USD per share)	$ (0.20)	$ (0.36)	$ (0.45)	$ (0.59)
Loss per share - diluted (in USD per share)	$ (0.20)	$ (0.36)	$ (0.45)	$ (0.59)